Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 13.7	$ 59.8
CANADA
Statements [Line Items]
Tax losses	$ 47.4	$ 39.6